Redeemable Convertible Prefered Stock	12 Months Ended
Dec. 31, 2021
Rigetti Holdings [Member]
Temporary Equity [Line Items]
Redeemable Convertible Preferred Stock
8.	REDEEMABLE CONVERTIBLE PREFERRED STOCK
Recapitalization and Series C Preferred Stock Financing
In February 2020, the Company completed a recapitalization of its previously outstanding Preferred Stock (the “Recapitalization”). In accordance with the terms detailed in the Series C Stock Purchase Agreement, all outstanding shares of Series
A-1,
A-2,
A-3,
A-4,
A-5,
B, and
B-2
Preferred Stock converted into shares of Class A Common Stock, at a ratio of one share of Class A Common Stock for every four shares of previously outstanding Preferred Stock. In total, 3,538,484 shares of Class A Common Stock were issued upon the conversion of the previously outstanding Preferred Stock.
Additionally, in February 2020, the Company completed the initial closing of the Series C Preferred Stock Financing round, with subsequent closings occurring in March, April and May 2020. In total, the Company issued 59,575,811 shares of Series C Preferred Stock in exchange for $54,022,876 in gross cash proceeds, as well as 9,647,847 shares of Series C Preferred Stock upon the conversion of the Convertible Notes and SAFE. The cash investors, in addition to the February 2020 Convertible Note holders, received warrants to purchase Class A Common Stock based on the number of shares of Series C Preferred Stock acquired. The Company also allocated approximately $1,236,600 in proceeds from the Series C Preferred Stock to the value of the warrants on a relative fair value basis (see Note 10).
In accordance with the terms of the recapitalization and Stock Purchase Agreement, the holders of the previously outstanding Preferred Stock that participated in the Series C Preferred Stock Financing were eligible to receive additional shares of Series
C-1
Preferred Stock, based on their total historical investments. In total, the holders of the previously outstanding Preferred Stock received 11,415,620 shares of Series
C-1
Preferred Stock based on their participation in the Series C Preferred Stock Financing, which was also considered as part of the recapitalization described above. In addition, 18,087,227 shares of Series
C-1
Preferred Stock were issued upon the conversion of the Convertible Notes and SAFE.
The Company accounted for the conversion of the previously outstanding Preferred Stock in exchange for the Class A Common Shares (and Series
C-1
Preferred Stock to the extent the investors participated in the Series C Preferred Stock Financing) as an extinguishment of the previously outstanding Preferred Stock. The carrying value of the previously outstanding Preferred Stock, less the fair value of the Series
C-1
Preferred Stock issued, was reclassified to additional paid in capital.
The holders of the redeemable convertible preferred stock (“Preferred Stock”) have various rights and preferences as described below:
Voting Rights
— Each share of Preferred Stock has voting rights equal to an equivalent number of shares of common stock into which it is convertible. As it is convertible into non-voting
Class B Common Stock, the Series
C-1
Preferred Stock does not have any voting rights. The holders of the voting Preferred Stock votes together as one class with the Class A Common Stock, except as below:
The holders of the Series C Preferred Stock are entitled to elect, voting as a separate class, three members to the Company’s board of directors. The holders of the Class A Common Stock are entitled to elect, voting as a separate class, two members to the Company’s board of directors. The holders of the Series C Preferred Stock and Class A Common Stock are entitled to elect, voting together as a separate class on an as-converted
basis, any remaining directors.
Dividends—
In any calendar year, the holders of the outstanding shares of Preferred Stock shall be entitled to receive dividends, when, as and if declared by the Board of Directors, out of any assets at the time legally available therefor, at the Dividend Rate specified for such shares of Preferred Stock payable in preference and priority to any declaration of payment of any distribution of common stock in such calendar year. The holders of the outstanding shares of Series C Preferred Stock will have preference over the holders of Series
C-1
Preferred Stock in relation to any such dividend payments. The Dividend Rates for each class of Preferred Stock are $0.054408 per share for Series C Preferred Stock and $0.054408 per share for Series
C-1
Preferred Stock.
No distributions shall be made with respect to the common stock unless dividends on the Preferred Stock have been declared and paid or set aside for payment. The Preferred Stock dividend rights are not cumulative and do not accrue unless declared or paid.
As of December 31, 2021, no dividends have been declared or paid on the Company’s Preferred Stock.
Liquidation Preference
— In the event of any liquidation, dissolution, or
winding-up
of the Company, either voluntary or involuntary, the holders of the Series C Preferred Stock shall be entitled to receive, prior and in preference to any distribution of the assets or funds of the Company to the holders of the Series
C-1
Preferred Stock and common stock, an amount equal to the greater of (i) the sum of (x) the liquidation preference per share for the Series C Preferred Stock and (y) all declared but unpaid dividends and (ii) such amount per share as would have been payable had all shares of Series C Preferred Stock been converted into shares of Class A Common Stock immediately prior to such liquidation event. The holders of the Series
C-1
Preferred Stock shall be entitled to receive, prior and in preference to any distribution of the assets or funds of the Company to the holders of the common stock, an amount equal to the greater of (i) the sum of (x) the liquidation preference per share for the Series
C-1
Preferred Stock and (y) all declared but unpaid dividends and (ii) such amount per share as would have been payable had all shares of Series
C-1
Preferred Stock been converted into shares of Class B Common Stock immediately prior to such liquidation event.
The liquidation preferences for each class of Preferred Stock are $0.906793 per share for Series C Preferred Stock, $0.906793 per share for Series
C-1
Preferred Stock, as adjusted for stock splits, stock dividends, business combinations, recapitalizations, and similar transactions.
If the Company has insufficient assets to permit payment of the liquidation preference in full to all holders of the Preferred Stock, then the assets of the Company shall be distributed ratably to the holders of Preferred Stock in proportion to the full amounts they would otherwise be entitled to receive. After payment of the liquidation preference in full to the holders of Preferred Stock, the remaining assets of the Company shall be distributed ratably to the holders of the common stock.
Redemption
— The Preferred Stock is not mandatorily redeemable. The Preferred Stock may be redeemable upon the occurrence of certain deemed liquidation events, including (i) the acquisition of the Company by another entity by means of any transaction or series of related transactions to which the Company is party (including any stock acquisition, reorganization, merger, or consolidation, but excluding any sale of stock for capital raising purposes) other than a transaction where the holders of the voting securities of the Company retain a controlling interest after such transaction, or (ii) a sale, lease or other disposition of all or substantially all of the assets of the Company, unless waived by a majority of the holders of the Preferred Stock. The Preferred Stock redemption price would be equivalent to the liquidation preference described above.
Conversion—
Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of either Class A Common Stock (for the Series C Preferred Stock) or Class B Common Stock (for the Series
C-1
Preferred Stock) as is determined by dividing the original issue price of the Preferred Stock by the conversion price in effect at the time of conversion for each such series of Preferred Stock. The original issue price and the conversion price per share for each class of Preferred Stock are $0.906793 per share for Series C Preferred Stock and $7.254344 per share for Series
C-1
Preferred Stock. As of December 31, 2021, the conversion ratio for the Series C Preferred Stock was one-for-one
and for Series
C-1
Preferred Stock was
eight-for-one
.
Each share of Preferred Stock will automatically be converted into shares of either Class A Common Stock (for the Series C Preferred Stock) or Class B Common Stock (for the Series
C-1
Preferred Stock) at the then-effective conversion rate of such shares upon the earlier of (i) the closing of a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of common stock of the Company to the public with aggregate gross proceeds to the Company in excess of $
50,000,000
or (ii) the consent of holders of at least a majority of the then-outstanding shares of Preferred Stock, voting together as a single class on an as-converted
basis.